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QUARTERLY REPORT

TDAQ LIFT ETF

Schedule of InvestmentsMarch 31, 2026 (unaudited)

	Shares	Value
MONEY MARKET FUND - 64.40%
First American Treasury Obligations Fund - 3.98% (A)	9,578,919	$9,578,919
(Cost: $9,578,919)
TOTAL INVESTMENTS - 64.40%		9,578,919
(Cost: $9,578,919)

Other Assets, Net of Liabilities - 35.60% (B)		5,294,284
TOTAL NET ASSETS - 100.00%		$14,873,203

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC	TappAlpha Innovation 100 Growth & Daily Income ETF	Receive	OBFR01(C) +125bps	Monthly	1/12/2028	$19,171,326	$(3,226)
TOTAL RETURN SWAP CONTRACTS						$19,171,326	$(3,226)

(A)Effective 7 day yield as of March 31, 2026.

(B)Includes cash which is being held as collateral for total return swap contracts.

(C)OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

QUARTERLY REPORT

TDAQ LIFT ETF

Schedule of Investments (continued)March 31, 2026 (unaudited)

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Money Market Fund	$9,578,919	$—	$—	$9,578,919
Liabilities
Net Unrealized Depreciation of Total Return Swap Contracts	$—	$(3,226)	$—	$(3,226)
	$9,578,919	$(3,226)	$—	$9,575,693